Insurance Contract Liabilities - Summary by nature (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance Contract Liabilities
Total Insurance contract liabilities	$ 52,199.6	$ 47,346.5
Insurance contracts, gross
Insurance Contract Liabilities
Provision for unearned premiums	11,691.8	10,437.7	$ 8,397.5
Provision for losses and loss adjustment expenses	38,319.2	34,422.8	30,809.3	$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8
Property and casualty insurance contract liabilities	50,011.0	44,860.5
Provision for life policy benefits	2,188.6	2,486.0	$ 0.0
Total Insurance contract liabilities	52,199.6	47,346.5
Provisions for unearned premiums for life policy benefits	18.2	16.5
Ceded reinsurance contracts
Insurance Contract Liabilities
Provision for unearned premiums	2,413.1	2,260.0
Provision for losses and loss adjustment expenses	9,245.9	8,943.9
Property and casualty insurance contract liabilities	11,659.0	11,203.9
Provision for life policy benefits	2.6	2.3
Total Insurance contract liabilities	11,661.6	11,206.2
Provisions for unearned premiums for life policy benefits	0.4	0.0
Insurance contracts, net
Insurance Contract Liabilities
Provision for unearned premiums	9,278.7	8,177.7
Provision for losses and loss adjustment expenses	29,073.3	25,478.9
Property and casualty insurance contract liabilities	38,352.0	33,656.6
Provision for life policy benefits	2,186.0	2,483.7
Total Insurance contract liabilities	40,538.0	36,140.3
Net loss reserves, case reserves	10,933.9	10,258.5
Net loss reserves, IBNR	$ 18,139.4	$ 15,220.4